Redeemable Preferred Stock And Stockholders' Equity (Successor) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 04, 2026	Aug. 05, 2025
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Subscription amount (in Dollars)	$ 125.0
Maximum collateral ratio, percentage	85.00%
Dividends obligations (in Dollars)	$ 1.1
Interest rate of return	12.00%
Increase interest in rate of return	2.00%
Net Proceeds Excess (in Dollars)	$ 30.0
Subsidiaries in excess (in Dollars)	$ 10.0
Beneficial ownership limitation	9.90%
Warrants Exercisable	1
Per warrant	0.01
Trading days	20 days
Public Warrants [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Public warrants	11,666,637
Private Placement Warrants [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Public warrants	220,832
Warrants Exercisable	0
Warrant [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Exercise price (in Dollars per share)	$ 11.5
Exercisable Term	30 days
Preferred Investor Warrants [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Warrants Exercisable	0
Warrants issued	937,500
Exercise price (in Dollars per share)	$ 0.01
Exercisable percentage	50.00%
Preferred Investor Warrants [Member] | Two Tranche [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Exercisable percentage	50.00%
Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate	12.00%
Payable rate	8.00%
After Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate	0.25%
Payable rate	8.00%
After Fifth Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate	16.00%
Increase in dividend rate	2.00%
Minimum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Trading days	20 years
Minimum [Member] | After Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate	12.00%
Maximum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Trading days	30 years
Maximum [Member] | After Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate	16.00%
Capital stock [Member] | Successor Member
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Shares authorized	1,650,000,000
Class A Common Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Conversion of share	100
Voting rights	one
Per share (in Dollars per share)		$ 11.05
Per warrant	18
Class A Common Stock [Member] | Warrant [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Warrants issued			937,500
Exercise price (in Dollars per share)			$ 0.01
Class A Common Stock [Member] | Successor Member
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Shares authorized	1,500,000,000
Par value (in Dollars per share)	$ 0.0001
Common stock shares issued	27,652,068
Common stock shares outstanding	27,652,068
Class A Common Stock [Member] | Minimum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Per share (in Dollars per share)	$ 12.5
Class A Common Stock [Member] | Maximum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Per share (in Dollars per share)	$ 15
Class B Common Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Voting rights	one
Per share (in Dollars per share)	$ 0.0001
Trading days	20 days
Class B Common Stock [Member] | Successor Member
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Shares authorized	100,000,000
Par value (in Dollars per share)	$ 0.0001
Preferred shares issued	50,000,000
Common stock shares issued	1,676,830
Common stock shares outstanding	1,676,830
Series A Redeemable Preferred Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend cash payable (in Dollars)	$ 0.7
Paid in kind dividends (in Dollars)	$ 0.4
Series A Redeemable Preferred Stock [Member] | Successor Member
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Preferred shares issued	125,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Preferred shares outstanding	125,000
Preferred stock stated par value	1,000
Series B Convertible Redeemable Preferred Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Conversion of share	2,717,300
Series B Convertible Redeemable Preferred Stock [Member] | Successor Member
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Preferred shares issued	27,173
Preferred stock par value (in Dollars per share)	$ 0.0001
Preferred shares outstanding	27,173
Preferred stock stated par value	1,000
Preferred Stock [Member] | Successor Member
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001